Share-based Payment Arrangement	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payment Arrangement
34.
SHARE-BASED PAYMENT ARRANGEMENT
a.
CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
			NT$
2017.12.18	2017.12.19	950.00	$124.70 (Original price$147.00)
	2018.10.31	50.00	$130.30 (Original price$147.00)
2020.09.16	2020.11.13	200.00	$171.70 (Original price$206.00)

Each option is eligible to subscribe for one thousand common stocks when exercisable. The options are granted to specific employees that meet the vesting conditions. The CHIEF Plan has an exercise price adjustment formula upon the changes in common stocks or distribution of cash dividends. The options of the CHIEF Plan are valid for five years and the graded vesting schedule will vest two years after the grant date.

The Board of Directors of CHIEF resolved to issue stock options on October 26, 2020 and authorized the chairman to decide the grant date. Afterwards, the grant date was decided as November 13, 2020.

The compensation costs for stock options for the years ended December 31, 2021, 2022 and 2023 were $10.0 million, $8.8 million and $5.0 million, respectively.

CHIEF modified the plan terms of stock options granted on December 19, 2017 in September 2021 and July 2022; therefore, the exercise price changed from $132.70 to $128.70 and $124.70 per share, respectively. The modification did not cause any incremental fair value granted.

CHIEF modified the plan terms of stock options granted on October 31, 2018 in September 2021 and July 2022; therefore, the exercise price changed from $138.70 to $134.50 and $130.30 per share, respectively. The modification did not cause any incremental fair value granted.

CHIEF modified the plan terms of stock options granted on November 13, 2020 in September 2021, July 2022 and August 2023; therefore, the exercise price changed from $206.00 to $199.70, $193.50 and $171.70 per share, respectively. The modification did not cause any incremental fair value granted.

Information about CHIEF’s outstanding stock options for the years ended December 31, 2021, 2022 and 2023 was as follows:

	Year Ended December 31, 2021
	Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	427.50	$132.70	21.00	$138.70	200.00	$206.00
Options exercised	(213.75)	132.70	(10.50)	134.50	—	—
Options forfeited	(0.50)	—	—	—	(6.00)	—
Options outstanding at end of the year	213.25	128.70	10.50	134.50	194.00	199.70
Options exercisable at end of the year	213.25	128.70	—	—	—	—
Weighted average remaining contractual life (years)	0.96		1.83		3.87

	Year Ended December 31, 2022
	Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	213.25	$128.70	10.50	$134.50	194.00	$199.70
Options exercised	(213.25)	124.70	(10.50)	130.30	(51.00)	193.50
Options forfeited	—	—	—	—	(0.75)	—
Options outstanding at end of the year	—	—	—	—	142.25	193.50
Options exercisable at end of the year	—	—	—	—	0.50	193.50
Weighted average remaining contractual life (years)	—		0.83		2.87

	Year Ended December 31, 2023
	Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	142.25	$193.50
Options exercised	(47.00)	171.70
Options forfeited	(2.25)	—
Options outstanding at end of the year	93.00	171.70
Options exercisable at end of the year	—	—
Weighted average remaining contractual life (years)	1.87

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and binomial option pricing model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on December 19, 2017	Stock Options Granted on October 31, 2018	Stock Options Granted on November 13, 2020
Grant-date share price (NT$)	$95.92	$166.00	$356.00
Exercise price (NT$)	$147.00	$147.00	$206.00
Dividend yield	—	—	—
Risk-free interest rate	0.62%	0.72%	0.18%
Expected life	5 years	5 years	5 years
Expected volatility	17.35%	16.60%	34.61%
Weighted average fair value of grants (NT$)	$2,318	$33,540	$173,893

The expected volatility for the options granted in 2020 was based on CHIEF’s average annualized historical share price volatility from June 5, 2018, CHIEF’s listing date on Taipei Exchange, to the grant date. The expected volatilities for the options granted from 2017 to 2018 were based on the average annualized historical share price volatility of CHIEF’s comparable companies before the grant date.

b.
CHTSC share-based compensation plan (“CHTSC Plan”) described as follows:

The Board of Directors of CHTSC resolved to issue 4,500 and 3,500 stock options on December 20, 2019 and February 20, 2021, respectively. Each option is eligible to subscribe for one thousand common stocks when exercisable and the exercise prices are both $19.085 per share. The options are granted to specific employees that meet the vesting conditions. The CHTSC Plan has an exercise price adjustment formula upon the changes in common stocks. The options of the CHTSC Plan are valid for five years and the graded vesting schedule will vest one year after the grant date.

The compensation costs for stock options for the years ended December 31, 2021, 2022 and 2023 were $8.4 million, $5.1 million and $0.5 million, respectively.

Information about CHTSC’s outstanding stock options for the years ended December 31, 2021, 2022 and 2023 was as follows:

	Year Ended December 31, 2021
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	4,328	$19.085	—	$—
Options granted	—	—	3,500	19.085
Options exercised	(1,082)	19.085	—	—
Options forfeited	(72)	—	(176)	—
Options outstanding at end of the year	3,174	19.085	3,324	19.085
Options exercisable at end of the year	1,058	19.085	—	—
Weighted average remaining contractual life (years)	2.97		4.14

	Year Ended December 31, 2022
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)

Employee stock options
Options outstanding at beginning of the year	3,174	$19.085	3,324	$19.085
Options exercised	(2,049)	19.085	(815)	19.085
Options forfeited	(42)	—	(166)	—
Options outstanding at end of the year	1,083	19.085	2,343	19.085
Options exercisable at end of the year	31	19.085	7	19.085
Weighted average remaining contractual life (years)	1.97		3.14

	Year Ended December 31, 2023
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,083	$19.085	2,343	$19.085
Options exercised	(1,002)	19.085	(778)	19.085
Options forfeited	(41)	—	(46)	—
Options outstanding at end of the year	40	19.085	1,519	19.085
Options exercisable at end of the year	40	19.085	7	19.085
Weighted average remaining contractual life (years)	0.97		2.14

CHTSC used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on December 20, 2019	Stock Options Granted on February 20, 2021
Grant-date share price (NT$)	$20.17	$23.76
Exercise price (NT$)	$19.085	$19.085
Dividend yield	12.49%	15.18%
Risk-free interest rate	0.54%	0.25%
Expected life	5 years	5 years
Expected volatility	42.41%	47.35%
Weighted average fair value of grants (NT$)	$2,470	$3,350

Expected volatility was based on the average annualized historical share price volatility of CHTSC’s comparable companies before the grant date.

c.
IISI share-based compensation plan (“IISI Plan”) described as follows:

IISI issued 1,665 stock options in January 2014. Each option is eligible to subscribe for one thousand common stocks when exercisable. The options are granted to specific employees of IISI and its subsidiaries that meet the vesting conditions. The options of the IISI Plan are valid for seven years and the graded vesting schedule will vest at certain percentages starting from two years after the grant date. The exercise price of the original options is $14 per share. After the options are issued, if the common stocks of IISI change, the exercise price of the options should be adjusted according to the prescribed formula.

No compensation cost of stock options granted was recognized for the year ended December 31, 2021.

Information about IISI’s outstanding stock options for the years ended December 31, 2021 was as follows:

	Year Ended December 31, 2021
	Granted in January 2014
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	530.00	$14.00
Options exercised	(261.00)	14.00
Options forfeited	(269.00)	—
Options outstanding at end of the year	—	—
Options exercisable at end of the year	—	—
Weighted average remaining contractual life (years)	—

IISI used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted in January 2014
Grant-date share price (NT$)	$14.51
Exercise price (NT$)	$14.00
Dividend yield	6%
Risk-free interest rate	1.16%-1.32%
Expected life	4.5-5.5 years
Expected volatility	35.28%-35.97%
Weighted average fair value of grants (NT$)	$2,345

Expected volatility was based on the average annualized historical share price volatility of IISI’s comparable companies before the grant date.

d.
CLPT share-based compensation plan (“CLPT Plan”) described as follows:

The Board of Directors of CLPT resolved to issue 690, 600 and 755 stock options on February 26, 2021, May 31, 2022 and September 26, 2023, respectively. Each option is eligible to subscribe for one thousand common stocks when exercisable and the exercise prices are all $16.87 per share. The options are granted to specific employees that meet the vesting conditions. The CLPT Plan has an exercise price adjustment formula upon the changes in common stocks or distribution of cash dividends. The options of the CLPT Plan are valid for four years and the graded vesting schedule will vest two years after the grant date.

The compensation costs for stock options for the years ended December 31, 2021, 2022 and 2023 were $0.9 million, $1.5 million and $2.9 million, respectively.

CLPT modified the plan terms of stock options granted on February 26, 2021 in September 2021 and September 2023; therefore, the exercise price changed from $16.87 to $15.90 and $14.40 per share, respectively. The modification did not cause any incremental fair value granted.

CLPT modified the plan terms of stock options granted on May 31, 2022 in September 2023; therefore, the exercise price changed from $16.87 to $15.30 per share. The modification did not cause any incremental fair value granted.

CLPT modified the plan terms of stock options granted on September 26, 2023 in September 2023; therefore, the exercise price changed from $16.87 to $15.30 per share. The modification did not cause any incremental fair value granted.

Information about CLPT’s outstanding stock options for the year ended December 31, 2021, 2022 and 2023 was as follows:

	Year Ended December 31, 2021
	Granted on February 26, 2021
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—
Options granted	690	16.87
Options forfeited	(140)	—
Options outstanding at end of the year	550	15.90
Options exercisable at end of the year	—	—
Weighted average remaining contractual life (years)	3.16

	Year Ended December 31, 2022
	Granted on February 26, 2021		Granted on May 31, 2022
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	550	$15.90	—	$—
Options granted	—	—	600	16.87
Options forfeited	(40)	—	(160)	—
Options outstanding at end of the year	510	15.90	440	16.87
Options exercisable at end of the year	—	—	—	—
Weighted average remaining contractual life (years)	2.16		3.41

	Year Ended December 31, 2023
	Granted on February 26, 2021		Granted on May 31, 2022		Granted on September 26, 2023
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	510	$15.90	440	$16.87	—	$—
Options granted	—	—	—	—	755	16.87
Options exercised	(55)	15.90	—	—	—	—
Options forfeited	(15)	—	—	—	—	—
Options outstanding at end of the year	440	14.40	440	15.30	755	15.30
Options exercisable at end of the year	192	14.40	—	—	—	—
Weighted average remaining contractual life (years)	1.16		2.41		3.74

CLPT used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on February 26, 2021	Stock Options Granted on May 31, 2022	Stock Options Granted on September 26, 2023
Grant-date share price (NT$)	$17.63	$18.66	$28.43
Exercise price (NT$)	$16.87	$16.87	$16.87
Dividend yield	—	—	—
Risk-free interest rate	0.31%	0.98%	1.10%
Expected life	4 years	4 years	4 years
Expected volatility	35.22%	35.76%	31.99%
Weighted average fair value of grants (NT$)	$4,750	$5,665	$13,225

Expected volatility was based on the average annualized historical share price volatility of CLPT’s comparable companies before the grant date.